owners' equity - Subsidiary with significant non-controlling interest (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Feb. 09, 2023
Statement of financial position
Current assets	$ 6,092	$ 5,032
Non-current assets	47,954	42,951
Current liabilities	8,281	8,273
Non-current liabilities	28,107	23,651
Statement of income and other comprehensive income
Net income	1,718	1,698
Comprehensive income	1,797	2,349
consolidated statements of cash flows
Cash provided by operating activities	4,811	4,388
Cash used by investing activities	(5,408)	(5,466)
Cash used by financing activities	848	953
Income taxes	519	601
Net		1,300
Non-controlling interests
Statement of income and other comprehensive income
Net income	103	43
Subsidiary with significant non-controlling interest
Statement of financial position
Current assets	926	874
Non-current assets	3,875	3,804
Current liabilities	733	1,098
Non-current liabilities	1,581	1,475
Statement of income and other comprehensive income
Revenue and other income	3,214	2,754
Net income	235	99
Comprehensive income	327	22
consolidated statements of cash flows
Cash provided by operating activities	519	331
Cash used by investing activities	(156)	(137)
Cash used by financing activities	$ (342)	$ (235)
Telus International (Cda) Inc.
Economic interest
Interest in TELUS International (Cda) Inc., beginning of period	55.10%	62.60%
Effect of
Initial public offering of subordinate voting shares by TELUS International (Cda) Inc		(4.60%)
TELUS Corporation		(2.80%)
Non-controlling interests		(2.80%)
Share-based compensation and other	(0.10%)	(0.10%)
Interest in TELUS International (Cda) Inc., end of period	56.60%	55.10%
Voting interest
Interest in TELUS International (Cda) Inc., beginning of period	70.90%	62.60%
Effect of.
Voting Interest, Percentage of Initial Public Offering of Subordinate Voting Shares		1.70%
TELUS Corporation		(1.20%)
Non-controlling interests		(1.20%)
Interest in TELUS International (Cda) Inc., end of period	72.40%	70.90%
consolidated statements of cash flows
Net cash proceeds		$ 827
Income taxes		(6)
Net		833
Other		(9)
Total		$ 824
Equity interest	56.60%	55.10%	55.30%
Voting interest	72.40%	70.90%	72.20%
Telus International (Cda) Inc. | Contributed surplus
consolidated statements of cash flows
Net		$ 440
Other		(10)
Total		430
Telus International (Cda) Inc. | Non-controlling interests
consolidated statements of cash flows
Net		393
Other		1
Total		$ 394
Telus International (Cda) Inc. | Non-controlling shareholders
Effect of
TELUS Corporation acquisition of shares from non-controlling interests	1.60%
Effect of.
TELUS Corporation		7.80%
Non-controlling interests		7.80%
TELUS Corporation acquisition of shares from non-controlling interests	1.50%
consolidated statements of cash flows
Acquisition of shares from non-controlling interests	$ 123
Telus International (Cda) Inc. | Non-controlling shareholders | Contributed surplus
consolidated statements of cash flows
Acquisition of shares from non-controlling interests	$ 86
Initial public offering
consolidated statements of cash flows
Net cash proceeds		$ 630
Income taxes		(10)
Net		640
Secondary offering
consolidated statements of cash flows
Net cash proceeds		197
Income taxes		4
Net		$ 193